Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income	$ 16,520	$ 14,605	$ 17,077
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,767	996	659
Write-down of obsolete inventory	219	1,029	1,926
Liability for employees' severance benefits, net	(112)	(86)	174
Discount on marketable securities, net	561	758	729
Share-based compensation expense	1,998	1,266	668
Deferred taxes	(907)	$ (219)	(552)
Capital (gain) loss	(3)		1
Changes in assets and liabilities:
Accounts receivable - trade	(4,850)	$ (3,248)	(2,322)
Accounts receivable - other	127	188	(114)
Accounts receivable - related parties	(83)	(6)	(139)
Inventories	(939)	3,416	(15,909)
Trade accounts payable	234	1,321	(1,474)
Other accounts payable and accrued expenses	853	649	$ 1,220
Contingent consideration adjustments	(3,090)	45
Accounts payable - related parties	(8)	(30)	$ (26)
Net cash provided by operating activities	13,287	20,684	1,918
Cash flows from investing activities
Proceeds from (investments in) short term bank deposits, net	4,000	$ (1,000)	$ (473)
Sale of property, plant and equipment	19
Purchase of property, plant and equipment	$ (2,984)	$ (1,858)	$ (822)
Investment in intangible assets		(100)	(100)
Proceeds from maturity of marketable securities	$ 15,100	14,750	12,500
Purchases of marketable securities	(12,935)	(11,740)	$ (11,384)
Business acquisition, net of acquired cash (see Note 3)	(10,000)	(10,048)
Net cash used in investing activities	(6,800)	(9,996)	$ (279)
Cash flows from financing activities
Exercise of options	943	1,353	1,893
Dividend	(7,274)	(7,183)	(3,913)
Net cash used in financing activities	(6,331)	(5,830)	(2,020)
Effect of exchange rate changes on cash balances held	132	35	72
Increase (decrease) in cash and cash equivalents	288	4,893	(309)
Cash and cash equivalents at beginning of year	17,890	12,997	13,306
Cash and cash equivalents at end of year	18,178	17,890	12,997
Supplementary cash flow information Non-cash transactions:
Investments in PPE and intangible assets	72	87	207
Supplementary cash flow information Cash paid during the year for:
Income taxes	$ 4,487	$ 1,277	$ 2,154